Leases - Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation expense of ROU assets	$ 134	$ 146	$ 86
Interest expense	0	2	2
Expense relating to short-term leases	63	43	28
Expense relating to low-value leases	2	2	1
Total	$ 199	$ 193	$ 117